Offerings - Offering: 1	Sep. 12, 2024 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, par value $0.18 per share
Amount Registered | shares	900,000
Proposed Maximum Offering Price per Unit | $ / shares	77.935
Maximum Aggregate Offering Price	$ 70,141,500
Fee Rate	0.01476%
Amount of Registration Fee	$ 10,352.89
Offering Note

(1)	This Registration Statement on Form S-8 (this “Registration Statement”) covers an additional 900,000 shares of common stock, par value $0.18 per share (“Common Shares”), of Signet Jewelers Limited (the “Registrant”) authorized for issuance under the Signet Jewelers Limited 2018 Omnibus Incentive Plan (as amended to the date hereto, the “Plan”). Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”).
(2)	Estimated pursuant to Rule 457(c) and Rule 457(h) under the Securities Act, solely for the purpose of computing the registration fee, based on the average of the high and low prices reported for one of the Common Shares on the New York Stock Exchange on September 6, 2024.
(3)	There are no fee offsets.